Hartford Schroders Emerging Markets Multi-Sector Bond Fund Annual Fund Operating Expenses - Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.03%
Expenses (as a percentage of Assets)	1.68%
Fee Waiver or Reimbursement	(0.78%)	[1]
Net Expenses (as a percentage of Assets)	0.90%	[1]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	1.04%
Expenses (as a percentage of Assets)	2.44%
Fee Waiver or Reimbursement	(0.74%)	[1]
Net Expenses (as a percentage of Assets)	1.70%	[1]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.92%
Expenses (as a percentage of Assets)	1.32%
Fee Waiver or Reimbursement	(0.72%)	[1]
Net Expenses (as a percentage of Assets)	0.60%	[1]
Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	1.04%
Expenses (as a percentage of Assets)	1.94%
Fee Waiver or Reimbursement	(0.77%)	[1]
Net Expenses (as a percentage of Assets)	1.17%	[1]
Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.99%
Expenses (as a percentage of Assets)	1.64%
Fee Waiver or Reimbursement	(0.77%)	[1]
Net Expenses (as a percentage of Assets)	0.87%	[1]
Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.94%
Expenses (as a percentage of Assets)	1.34%
Fee Waiver or Reimbursement	(0.77%)	[1]
Net Expenses (as a percentage of Assets)	0.57%	[1]
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.91%
Expenses (as a percentage of Assets)	1.31%
Fee Waiver or Reimbursement	(0.76%)	[1]
Net Expenses (as a percentage of Assets)	0.55%	[1]
Class F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.82%
Expenses (as a percentage of Assets)	1.22%
Fee Waiver or Reimbursement	(0.77%)	[1]
Net Expenses (as a percentage of Assets)	0.45%	[1]
Class SDR
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.82%
Expenses (as a percentage of Assets)	1.22%
Fee Waiver or Reimbursement	(0.77%)	[1]
Net Expenses (as a percentage of Assets)	0.45%	[1]

[1]	Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses as follows: 0.90% (Class A), 1.70% (Class C), 0.60% (Class I), 1.17% (Class R3), 0.87% (Class R4), 0.57% (Class R5), 0.55% (Class Y), 0.45% (Class F), and 0.45% (Class SDR). This contractual arrangement will remain in effect through February 28, 2027 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.